Structured entities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of information about consolidated structured entities [abstract]
Summary of interests in unconsolidated structured entities
Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2017
Assets
Trading portfolio assets	-	10,788	-	699	11,487
Financial assets designated at fair value	31,520	-	-	2,721	34,241
Derivative financial instruments	-	-	4,380	-	4,380
Loans and advances to banks	-	-	-	-	-
Loans and advances to customers	5,481	-	-	17,386	22,867
Reverse repurchase agreements and other similar secured lending	753	-	-	-	753
Other assets	-	-	-	509	509
Total assets	37,754	10,788	4,380	21,315	74,237
Liabilities
Derivative financial instruments	-	-	5,193	3,356	8,549

As at 31 December 2016
Assets
Trading portfolio assets	-	8,436	-	516	8,952
Financial assets designated at fair value	22,706	-	-	367	23,073
Derivative financial instruments	-	-	4,731	2,130	6,861
Loans and advances to banks	-	-	-	4,915	4,915
Loans and advances to customers	-	-	-	24,142	24,142
Reverse repurchase agreements and other similar secured lending	6,338	-	-	-	6,338
Other assets	-	-	-	919	919
Total assets	29,044	8,436	4,731	32,989	75,200
Liabilities
Derivative financial instruments	-	-	3,567	2,130	5,697

Nature of interest
	Multi-seller conduit programmes	Lending	Investment funds and trusts	Others	Total
	£m	£m	£m	£m	£m
As at 31 December 2017
Trading portfolio assets
– Debt securities	-	-	-	699	699
Financial assets designated at fair value
– Loans and advances	-	-	-	2,721	2,721
Loans and advances to customers	5,424	11,497	-	465	17,386
Other assets	468	11	8	22	509
Total on-balance sheet exposures	5,892	11,508	8	3,907	21,315
Total off-balance sheet notional amounts	6,270	6,337	-	446	13,053
Maximum exposure to loss	12,162	17,845	8	4,353	34,368
Total assets of the entity	103,057	179,994	11,137	22,669	316,857

As at 31 December 2016
Trading portfolio assets
– Debt securities	-	-	-	441	441
– Equity securities	-	-	-	75	75
Financial assets designated at fair value
– Loans and advances	-	260	-	4	264
– Debt securities	-	50	-	48	98
– Equity securities	-	-	-	5	5
Derivative financial instruments	-	-	-	2,130	2,130
Loans and advances to banks	-	4,890	-	25	4,915
Loans and advances to customers	6,016	16,754	-	1,372	24,142
Other assets	5	7	13	894	919
Total on-balance sheet exposures	6,021	21,961	13	4,994	32,989
Total off-balance sheet notional amounts	2,734	9,873	-	1,739	14,346
Maximum exposure to loss	8,755	31,834	13	6,733	47,335
Total assets of the entity	75,535	492,950	18,550	39,342	626,377